Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provisions

	2020					2019
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	7,748	13,779	1,061	3,483	26,071	30,641
Additions	1,373	12,204	13	10,462	24,052	12,012
Reversals	(1,972)	(6,566)	—	(4,602)	(13,140)	(8,833)
Interest accrual	242	1,307	34	(194)	1,389	2,048
Payments	(150)	(1,564)	(7)	—	(1,721)	(5,263)
Foreign exchange effects	(1,364)	(3,065)	(238)	(480)	(5,147)	1,104
Impact of the adoption of IFRIC 23	—	—	—	—	—	(6,047)
Settlements with escrow deposits	—	(468)	—	—	(468)	—
Other	357	(419)	(78)	—	(140)	409
Balance at the end of the year	6,234	15,208	785	8,669	30,896	26,071

Schedule of provisions and judicial deposits

	2020			2019
	Judicial		Carrying	Judicial		Carrying
	deposits	Provisions	amount	deposits	Provisions	amount
Tax	(1,594)	7,828	6,234	(2,449)	10,197	7,748
Labor	(2,797)	18,005	15,208	(3,071)	16,850	13,779
Civil	(722)	1,507	785	(832)	1,893	1,061
Environmental	—	8,669	8,669	—	3,483	3,483
Balance at the end of the year	(5,113)	36,009	30,896	(6,352)	32,423	26,071

Schedule of contingent liabilities

	2020	2019
Tax	182,380	196,031
Labor	33,205	39,918
Civil	17,502	21,549
Environmental	85,390	112,920
	318,477	370,418